FAIR VALUE MEASUREMENTS (Table)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of fair value of financial assets and liabilities
The following tables present the fair value of money market funds and marketable securities for the years ended December 31, 2017 and 2018:

	December 31,
	2017			2018
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$1,749	$-	$1,749	$335	$-	$335

Marketable securities:
Corporate debentures	-	58,152	58,152	-	77,538	77,538
U.S. Agencies debentures	-	3,280	3,280	-	6,671	6,671

Total assets measured at fair value	$1,749	$61,432	$63,181	$335	$84,209	$84,544